Commitments and contingencies (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and contingencies (Details) [Line Items]
Construction cost	$ 32.8			$ 104.6	$ 27.0
Company paid	21.2
Facilities Agreement	54.2
Reinforcement security	$ 54.2
Project power consumption	8 years	8 years
Paid BC Hydro.	$ 43.7
Interest	6.50%			6.50%
Payable (in Dollars)		$ 14.6
Additional expenditure	$ 2.3
Potential tax indemnification	10.8
Potential interest	2.9
Investors deposited	9.3		$ 9.3
BC Hydro [Member]
Commitments and contingencies (Details) [Line Items]
Company paid	$ 11.7